Composition of Certain Balance Sheet Items - Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Machinery and equipment	$ 5,633	$ 5,449	$ 2,313
Leasehold improvements	1,920	1,651	794
Purchased computer software	85	85	85
Property and equipment, gross	7,638	7,185	3,192
Less: accumulated depreciation and amortization	(3,909)	(3,743)	(583)
Property plant and equipment, net	$ 3,729	$ 3,442	$ 2,609